Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Other Current Liabilities
Schedule of other current liabilities

	As of March 31,
	2024	2023
Taxes payable	$3,584	$2,257
Finance lease obligations, current	294	308
Accrued expenses	4,892	1,319
Deferred revenue	261	193
Other	257	124
Other current liabilities	$9,288	$4,201